Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Dec. 31, 2023
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	1 year
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	10 years
Intellectual property [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	3 years